Stockholders Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' DEFICIT:
Stockholders' Deficit

6. Stockholders’ Deficit

Authorized and Outstanding Stock

The Company is a Delaware company and its affairs are governed by its certificate of incorporation, its bylaws and the Delaware General Corporation Law and the common law of the State of Delaware. The Company’s charter authorizes the issuance of 205,000,000 shares, consisting of 200,000,000 shares of common stock and 5,000,000 shares of preferred stock, par value $0.0001 per share.

Details on the common stock, preferred stock and equity incentive plans were disclosed in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 and filed with the SEC on April 1, 2024.

Common Stock

As of June 30, 2024, there were 23,736,027 shares of common stock outstanding.

Six Months Ended June 30, 2024

During the six months ended June 30, 2024, the Company had the following sales of unregistered equity securities:

On March 5, 2024, a private investor converted a senior secured convertible promissory note for $250,000 and interest into 70,502 shares of the Company’s common stock.

On March 5, 2024, a private investor converted a senior secured convertible promissory note for $350,000 and interest into 98,702 shares of the Company’s common stock.

On March 21, 2024, the Company issued 15,000 shares of common stock for services performed as of December 31, 2023 to MZHCI, LLC related to an investor relations consulting agreement.

On May 16, 2024, the Company issued 50,000 shares of common stock to Pamria LLC for consulting and investor relations services.

On June 22, 2024, the Company entered into an extension agreement with Platinum Capital Partners Inc. to extend the maturity date of the Platinum convertible note to June 22, 2025. In consideration for entering into the extension agreement, the Company agreed to issue to Platinum 232,360 shares of common stock.

In June 2024, the Company issued an aggregate of 294,448 shares of common stock upon the exercise of stock options at exercise prices ranging from $0.12 to $1.64 per share.

2023 Equity Incentive Plan

The Company has adopted the 2023 Equity Incentive Plan, which plan was approved by stockholders at the extraordinary general meeting held in December 2023. Details on the equity incentive plan were disclosed in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 and filed with the SEC on April 1, 2024.

The aggregate number of shares of common stock initially reserved and available for grant and issuance under the equity incentive plan is 4,080,000 as of June 30, 2024. Such aggregate number of shares of stock will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 2.0% of the total number of shares of common stock outstanding on December 31 of the preceding year.

The Company had the following stock option activity during the six months ended June 30, 2024:

During the six months ended June 30, 2024, the Company granted stock options to six employees to purchase an aggregate of 525,000 shares of common stock with an exercise price of $4.61 and which vest primarily quarterly over four years and expire on March 31, 2034.

Stock option activity for the six months ended June 30, 2024 was as follows:

	Options	Weighted Average	Potential
	Shares	Exercise Price	Proceeds
Outstanding as of December 31, 2023	4,664,589	$0.55	$2,545,765
Granted	525,000	4.61	2,420,750
Exercised	(294,448)	(0.50)	(146,972)
Outstanding as of June 30, 2024	4,895,141	$0.98	$4,819,543

The following table summarizes information about stock options outstanding and exercisable as of June 30, 2024:

		Weighted			Weighted
		Average	Weighted		Average
Range of	Number	Remaining Life	Average	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercise Price	Exercisable	Exercisable
$0.12	2,495,803	3.84	$0.12	2,495,803	$0.12
0.57	922,963	4.02	0.57	922,963	0.57
1.49-1.65	1,126,562	7.93	1.64	483,625	1.64
1.90	49,813	3.48	1.90	6,227	1.90
6.59-7.61	300,000	9.75	6.84	18,750	6.84
	4,895,141	5.17	$0.98	3,927,367	$0.45

There were 4,895,141 options to purchase common stock at an average exercise price of $0.98 per share outstanding as of June 30, 2024 under the 2023 Equity Incentive Plan. The Company recorded $261,636 and $136,709 of compensation expense, net of related tax effects, relative to stock options for the three months ended June 30, 2024 and 2023, respectively.  The Company recorded $530,625 and $273,418 of compensation expense, net of related tax effects, relative to stock options for the six months ended June 30, 2024 and 2023, respectively, in accordance with ASC 718. As of June 30, 2024, there was $1,553,651 of total unrecognized costs related to employee granted stock options that were not vested. These costs are expected to be recognized over a period of approximately 4.75-5.17 years.

The significant weighted-average assumptions relating to the valuation of the Company’s stock option grants were as follows for the three months ended:

Assumptions	6/30/2024	3/31/2024
Estimated stock price	$7.61	$1.49-$6.59
Exercise price	$7.61	$1.49-$6.59
Dividend yield	0%	0%
Expected life	4 years	5-10 years
Expected volatility	69%	69%
Risk free interest rate	4.68%	4.23%

There were stock incentive plan awards outstanding at June 30, 2024 totaling 4,895,141 shares with an aggregate intrinsic value of $13,728,765.

As of June 30, 2024 and December 31, 2023 there were 1,758,000 SARs outstanding. There were no SAR grants in the six months ended June 30, 2024 or the year ended December 31, 2023.

Warrants to Purchase Common Stock

See Note 12 for public and private placement warrants assumed after the merger.

The Company had the following warrant activity during the six months ended June 30, 2024:

In connection with the issuance of the Platinum convertible note, the Company also issued to Platinum an amended and restated common stock purchase warrant dated February 2, 2024 to purchase 189,334 shares of common stock at an exercise price per share of $3.69717. The term of the Platinum warrant expires on June 22, 2028. The Platinum convertible note may not be converted, and the Platinum warrant may not be exercised, to the extent that after giving effect to such conversion and/or exercise, Platinum (together with its affiliates) would beneficially own in excess of 4.99% of the common stock outstanding immediately after giving effect to such conversion and/or exercise. On March 18, 2024, Platinum exercised the Platinum warrant and received 137,367 shares of common stock. Platinum forfeited 51,967 shares.

During the six months ended June 30, 2024, investors exercised warrants for 25,600 shares of the Company’s common stock at $11.49 per share and the Company received proceeds of $293,249.

A summary of the warrants outstanding as of June 30, 2024 were as follows:

	June 30, 2024
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding January 1, 2024	19,443,314	$10.16
Issued	135,534	3.70
Exercised	(162,967)	(4.92)
Forfeited	(51,967)	(3.70)
Expired	-	-
Outstanding at June 30, 2024	19,363,914	$6.96

	June 30, 2024
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
2,689,902	3.85	$1.77	2,689,902	$1.77
515,000	4.42	7.80	515,000	7.80
16,159,012	4.42	7.80	16,159,012	7.80

19,363,914	4.40	$6.96	19,363,914	$6.96

The significant weighted average assumptions relating to the valuation of the Company’s warrants issued for the six months ended June 30, 2024 were as follows:

Assumptions
Dividend yield	0%
Expected life	3-5 years
Expected volatility	69%
Risk free interest rate	4.23%

Warrants for 19,363,914 shares had an aggregate intrinsic value of $4,895,622 as of June 30, 2024.

Earnout Liability

See Note 13 for common stock shares related to earnout liability.

In addition, a portion of the earnout shares may be issued to individuals with unvested equity awards. While the payout of these shares requires the achievement of the earnout milestones, the individuals must complete the remaining service period associated with these unvested equity awards to be eligible to receive the earnout shares. As a result, these unvested earn-out shares are equity-classified awards and have an aggregated grant date fair value of $2,675,223 (or $5.96 per share). During the three and six months ended June 30, 2024, the Company stock-based compensation expense for the vesting of earnout shares was $133,761 and $267,522, respectively. As of June 30, 2024, unrecognized compensation cost related to unvested earnout shares totaled $2,407,702. The weighted average period over which this remaining compensation cost is expected to be recognized is 4.5 years.

7. Stockholders’ Deficit

Authorized and Outstanding Stock

We are a Delaware company and our affairs are governed by our certificate of incorporation, our bylaws and the Delaware General Corporation Law, which we refer to as the “DGCL” or “Delaware Law” below, and the common law of the State of Delaware. The Charter authorizes the issuance of 205,000,000 shares, consisting of 200,000,000 shares of Common Stock and 5,000,000 shares of preferred stock, par value $0.0001 per share (“Preferred Stock”).

Common Stock

As of December 31, 2023, there were 22,812,048 shares of Common Stock outstanding.

Voting rights.    Each holder of Common Stock is entitled to one vote for each share of Common Stock held of record by such holder on all matters on which stockholders generally are entitled to vote. The holders of Common Stock do not have cumulative voting rights in the election of directors. Generally, all matters to be voted on by stockholders must be approved by a majority (or, in the case of election of directors, by a plurality) of the votes entitled to be cast by all stockholders present in person or represented by proxy, voting together as a single class.

Dividend Rights.    Subject to preferences that may be applicable to any outstanding Preferred Stock, the holders of shares of Common Stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by the Board out of funds legally available for such purposes.

Liquidation Rights.    In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of the Company’s debts and other liabilities, subject to prior distribution rights of Preferred Stock or any class or series of stock having a preference over the Common Stock, then outstanding, if any.

Other rights.    The holders of Common Stock have no pre-emptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to the Common Stock. The rights, preferences and privileges of holders of the Common Stock will be subject to those of the holders of any shares of the Preferred Stock that the Company may issue in the future.

Preferred Stock

There are no shares of Preferred Stock issued or outstanding. The Charter authorizes the Board to establish one or more series of Preferred Stock. Unless required by law or any stock exchange, the authorized shares of Preferred Stock will be available for issuance without further action by the holders of Common Stock. The Board has the discretion to determine the powers, preferences and relative, participating, optional and other special rights, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of Preferred Stock. The issuance of Preferred Stock may have the effect of delaying, deferring or preventing a change in control of the Company without further action by the stockholders. Additionally, the issuance of Preferred Stock may adversely affect the holders of Common Stock by restricting dividends on the Common Stock, diluting the voting power of the Common Stock or subordinating the liquidation rights of the Common Stock. As a result of these or other factors, the issuance of Preferred Stock could have an adverse impact on the market price of the Common Stock, restricting dividends on the Company’s capital stock, diluting the voting power of Common Stock, impairing the liquidation rights of the Company’s capital stock, or delaying or preventing a change in control of the Company. At present, there are no plans to issue any Preferred Stock.

2022 Combined Incentive and Non-Qualified Stock Option Plan

Related to the Share Exchange Agreement with Super Simple AI, Inc., on February 17, 2022, the Company’s Board of Directors approved the 2022 Combined Incentive and Non-Qualified Stock Option Plan (the “2022 Plan”) to issue options to acquire a maximum of 3,000,000 common stock shares. Effective upon the Closing, the 2022 Plan will no longer be available for use for the grant of future awards. The 2022 Plan will continue to govern the terms of awards that have been granted under the 2022 Plan before, and that are still outstanding following, the Merger.

The 2022 Plan provides for the grant of stock options, including options that are intended to qualify as “incentive stock options” under Section 422 of the Code, as well as non-qualified stock options. Each award is set forth in a separate agreement with the person who received the award which indicates the type, terms and conditions of the award.

Certain Transactions

If as a result of any reorganization, recapitalization, stock dividend, stock split, reverse stock split or other similar change in our capital stock, the outstanding shares of common stock are increased or decreased or are exchanged for a different number or kind of shares or other securities of the Company without the receipt of consideration by the Company, or, if, as a result of any merger or consolidation, or sale of all or substantially all of the assets of the Company, the outstanding shares are converted into or exchanged for other securities of the Company. or any successor entity, the administrator shall make an appropriate and proportionate adjustment in (i) the maximum number of shares reserved for issuance under the 2022 Plan, (ii) the number and kind of shares or other securities subject to any then outstanding awards under the 2022 Plan, (iii) the repurchase price, if any, per share subject to each outstanding award, and (iv) the exercise price for each share subject to any then outstanding options under the 2022 Plan.

Amendment and Termination

Our board of directors may terminate or amend the 2022 Plan at any time, but no such action shall adversely affect rights under any outstanding award without the holder’s consent. However, we must generally obtain stockholder approval for any such amendments to the extent required by applicable law. The administrator may exercise its discretion to reduce the exercise price of outstanding stock options to the then current fair market value if the fair market value of the common stock covered by such option has declined since the date the option was granted, without the approval of the Company’s stockholders.

Upon consummation of the Merger, each outstanding option under the 2022 Plan that was outstanding as of immediately prior to the Effective Time converted into (i) an option (each, a “Converted Stock Option”), on substantially the same terms and conditions as are in effect with respect to such award immediately prior to the Effective Time, to purchase the number of shares of Common Stock, determined by multiplying the number of shares of common stock subject to such award as of immediately prior to the Effective Time by the Conversion Ratio, at an exercise price per share of Common Stock equal to (A) the exercise price per share of common stock of such award divided by (B) the Conversion Ratio, and (ii) the right to receive a number of Earnout Shares in accordance with, and subject to, the contingencies set forth in the Merger Agreement.

Stock Appreciation Rights Plan

Related to the Share Exchange Agreement with Super Simple AI, Inc., on February 17, 2022, the Company’s Board of Directors approved the 2022 Stock Appreciation Rights Plan (the “SAR Plan”) to issue a maximum of 1,500,000, which was later adjusted to 2,637,150 stock appreciation rights (“SAR”) after the Merger closed.

As of December 31, 2023, after adjusting for the Merger, there were one 1,758,100 SARs outstanding with a base value of $0.12 and January 2028 expiration. The SARs were fully vested and expensed at the grant date on January 16, 2018.

Payment of Appreciation Amount

The appreciation distribution in respect to a SAR may be paid in cash, in common stock of the Company, in any combination of the two or in any other form of consideration, as determined by the Board and contained in the stock appreciation rights agreement evidencing such SAR.

Amendment and Termination

Our board of directors may terminate or amend the SAR Plan at any time, but no such action shall adversely affect rights under any outstanding award without the holder’s consent.

Upon consummation of the Merger, each SAR granted under the SAR Plan that was outstanding immediately prior to the Effective Time converted into a stock appreciation right denominated in shares of Common Stock (each, a “Converted SAR”). Each Converted SAR will continue to have and be subject to substantially the same terms and conditions as were applicable to such SAR immediately prior to the Effective Time, except that (i) each Converted SAR will cover that number of shares of Common Stock equal to (A) the product of (1) the number of shares of common stock subject to such SAR immediately prior to the Effective Time and (2) the Conversion Ratio and (B) a number of Earnout Shares in accordance with, and subject to, the contingencies set forth in the Merger Agreement, and (ii) the per share base value for each share of Common Stock covered by the Converted SAR will be equal to the quotient obtained by dividing (A) the base value per share of common stock of such SAR immediately prior to the Effective Time by (B) the Conversion Ratio.

2023 Equity Incentive Plan

The Company has adopted the Equity Incentive Plan, which plan was approved by stockholders at the extraordinary general meeting. This section summarizes certain principal features of the Equity Incentive Plan.

The Equity Incentive Plan is a comprehensive incentive compensation plan under which the Company can grant equity-based and other incentive awards to its officers, employees, directors, consultants and advisers. The purpose of the Equity Incentive Plan is to help the Company attract, motivate and retain such persons with awards under the Equity Incentive Plan and thereby enhance shareholder value.

Administration. The Equity Incentive Plan is administered by the Board, and upon consummation of the Merger will be administered by the compensation committee of the Board, which shall consist of three members of the Board, each of whom is a “non-employee director” within the meaning of Rule 16b-3 promulgated under the Exchange Act and “independent” for purposes of any applicable listing requirements. If a member of the compensation committee is eligible to receive an award under the Equity Incentive Plan, such compensation committee member shall have no authority under the plan with respect to his or her own award. Among other things, the compensation committee has complete discretion, subject to the express limits of the Equity Incentive Plan, to determine the directors, employees and nonemployee consultants to be granted an award, the type of award to be granted the terms and conditions of the award, the form of payment to be made and/or the number of shares of common stock subject to each award, the exercise price of each option and base price of each stock appreciation right (“SAR”), the term of each award, the vesting schedule for an award, whether to accelerate vesting, the value of the common stock underlying the award, and the required withholding, if any. The compensation committee may amend, modify or terminate any outstanding award, provided that the participant’s consent to such action is required if the action would impair the participant’s rights or entitlements with respect to that award. The compensation committee is also authorized to construe the award agreements, and may prescribe rules relating to the Equity Incentive Plan. Notwithstanding the foregoing, the compensation committee does not have any authority to grant or modify an award under the Equity Incentive Plan with terms or conditions that would cause the grant, vesting or exercise thereof to be considered nonqualified “deferred compensation” subject to Code Section 409A, unless such award is structured to be exempt from or comply with all requirements of Code Section 409A.

Grant of Awards; Shares Available for Awards. The Equity Incentive Plan provides for the grant of stock options, SARs, performance share awards, performance unit awards, distribution equivalent right awards, restricted stock awards, restricted stock unit awards and unrestricted stock awards to non-employee directors, officers, employees and nonemployee consultants of the Company or its affiliates. The aggregate number of shares of common stock initially reserved and available for grant and issuance under the Equity Incentive Plan is 4,000,000. Such aggregate number of shares of stock will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on (and including) January 1, 2033, in an amount equal to 2.0% of the total number of shares of common stock outstanding on December 31 of the preceding year; provided, however, that the Board may act prior to January 1 of a given year to provide that the increase for such year will be a lesser number of shares of common stock. No more than 4,000,000 shares of Common Stock in the aggregate may be issued under the Equity Incentive Plan in connection with incentive stock options. Shares shall be deemed to have been issued under the Equity Incentive Plan solely to the extent actually issued and delivered pursuant to an award. If any award granted under the Equity Incentive Plan expires, is cancelled, or terminates unexercised or is forfeited, the number of shares subject thereto is again available for grant under the Equity Incentive Plan, other than any shares tendered or withheld in order to exercise or satisfy withholding obligation in respect of any award. The Equity Incentive Plan shall continue in effect, unless sooner terminated, until the tenth (10th) anniversary of the date on which it is adopted by the Board.

Following the Closing, it is expected that all of our employees, consultants, advisors and service providers and all of our non-executive officer directors will be eligible to participate in the Equity Incentive Plan. Future new hires and additional non-employee directors and/or consultants would be eligible to participate in the Equity Incentive Plan as well. The number of stock options and/or shares of restricted stock to be granted to executives and directors cannot be determined at this time as the grant of stock options and/or shares of restricted stock is dependent upon various factors such as hiring requirements and job performance.

Non-Employee Director Compensation Limit. The Equity Incentive Plan provides for a limit on non-employee director compensation. The maximum number of shares of stock that may be subject to an award granted under the Equity Incentive Plan during any single fiscal year to any non-employee director, when taken together with any cash fees paid to such non-employee director during such year in respect of his or her service as a non-employee director (including service as a member or chair of any committee of the board), shall not exceed $250,000 in total value (calculating the value of any such award based on the fair market value on the date of grant of such award for financial reporting purposes).

Stock Options. The Equity Incentive Plan provides for the grant of either “incentive stock options” (“ISOs”), which are intended to meet the requirements for special federal income tax treatment under Section 422 of the Code, or “nonqualified stock options” (“NQSOs”). Stock options may be granted on such terms and conditions as the compensation committee may determine, which shall be specified in the option agreement; provided, however, that the per share exercise price under a stock option may not be less than the fair market value of a share of common stock on the date of grant and the term of the stock option may not exceed 10 years (110% of such value and five years in the case of an ISO granted to an employee who owns (or is deemed to own) more than 10% of the total combined voting power of all classes of capital stock of our company or a parent or subsidiary of our company). ISOs may only be granted to employees. In addition, the aggregate fair market value of common stock covered by one or more ISOs (determined at the time of grant), which are exercisable for the first time by an employee during any calendar year may not exceed $100,000. Any excess is treated as a NQSO.

Stock Appreciation Rights. A SAR entitles the participant, upon exercise, to receive an amount, in cash or stock or a combination thereof, equal to the increase in the fair market value of the underlying common stock between the date of grant and the date of exercise. The compensation committee shall set forth in the applicable SAR award agreement the terms and conditions of the SAR, including the base value for the SAR (which shall not be less than the fair market value of a share on the date of grant), the number of shares subject to the SAR and the period during which the SAR may be exercised and any other special rules and/or requirements which the compensation committee imposes on the SAR. No SAR shall be exercisable after the expiration of ten (10) years from the date of grant. SARs may be granted in tandem with, or independently of, stock options granted under the Equity Incentive Plan. A SAR granted in tandem with a stock option (i) is exercisable only at such times, and to the extent, that the related stock option is exercisable in accordance with the procedure for exercise of the related stock option; (ii) terminates upon termination or exercise of the related stock option (likewise, the common stock option granted in tandem with a SAR terminates upon exercise of the SAR); (iii) is transferable only with the related stock option; and (iv) if the related stock option is an ISO, may be exercised only when the value of the stock subject to the stock option exceeds the exercise price of the stock option. A SAR that is not granted in tandem with a stock option is exercisable at such times as the compensation committee may specify.

Performance Shares and Performance Unit Awards. Performance share and performance unit awards entitle the participant to receive cash or shares of common stock upon the attainment of specified performance goals. In the case of performance units, the right to acquire the units is denominated in cash values. The compensation committee shall set forth in the applicable award agreement the performance goals and objectives and the period of time to which such goals and objectives shall apply. If such goals and objectives are achieved, such distribution of shares, or payment in cash, as the case may be, shall be made no later than by the fifteenth (15th) day of the third (3rd) calendar month next following the end of the company’s fiscal year to which such performance goals and objectives relate, unless otherwise structured to comply with Code Section 409A.

Distribution Equivalent Right Awards. A distribution equivalent right award entitles the participant to receive bookkeeping credits, cash payments and/or common stock distributions equal in amount to the distributions that would have been made to the participant had the participant held a specified number of shares of common stock during the period the participant held the distribution equivalent right. A distribution equivalent right may be awarded as a component of another award (but not an option or SAR award) under the Equity Incentive Plan, where, if so awarded, such distribution equivalent right will expire or be forfeited by the participant under the same conditions as under such other award. The compensation committee shall set forth in the applicable distribution equivalent rights award agreement the terms and conditions, if any, including whether the holder is to receive credits currently in cash, is to have such credits reinvested (at fair market value determined as of the date of reinvestment) in additional shares of common stock, or is to be entitled to choose among such alternatives.

Restricted Stock Awards. A restricted stock award is a grant or sale of common stock to the holder, subject to such restrictions on transferability, risk of forfeiture and other restrictions, if any, as the compensation committee or the board of directors may impose, which restrictions may lapse separately or in combination at such times, under such circumstances (including based on achievement of performance goals and/or future service requirements), in such instalments or otherwise, as the compensation committee or the board of directors may determine at the date of grant or purchase or thereafter. If provided for under the restricted stock award agreement, a participant who is granted or has purchased restricted stock shall have all of the rights of a shareholder, including the right to vote the restricted stock and the right to receive dividends thereon (subject to any mandatory reinvestment or other requirement imposed by the compensation committee or the board of directors or in the award agreement). During the restricted period applicable to the restricted stock, subject to certain exceptions, the restricted stock may not be sold, transferred, pledged, exchanged, hypothecated, or otherwise disposed of by the participant.

Restricted Stock Unit Awards. A restricted stock unit award provides for a grant of shares or a cash payment to be made to the holder upon the satisfaction of predetermined individual service-related vesting requirements, based on the number of units awarded to the holder. The compensation committee shall set forth in the applicable restricted stock unit award agreement the individual service-based vesting requirements which the holder would be required to satisfy before the holder would become entitled to payment and the number of units awarded to the holder. The holder of a restricted stock unit shall be entitled to receive a cash payment equal to the fair market value of a share of common stock, or one share of common stock, as determined in the sole discretion of the compensation committee and as set forth in the restricted stock unit award agreement, for each restricted stock unit subject to such restricted stock unit award, if and to the extent the holder satisfies the applicable vesting requirements. Such payment or distribution shall be made no later than by the fifteenth (15th) day of the third (3rd) calendar month next following the end of the calendar year in which the restricted stock unit first becomes vested, unless otherwise structured to comply with Code Section 409A. A restricted stock unit shall not constitute an equity interest in the company and shall not entitle the holder to voting rights, dividends or any other rights associated with ownership of shares prior to the time the holder shall receive a distribution of shares.

Unrestricted Stock Awards. An unrestricted stock award is a grant or sale of shares of common stock to the employees, non-employee directors or non-employee consultants that are not subject to transfer, forfeiture or other restrictions, in consideration for past services rendered to the company or an affiliate or for other valid consideration.

Adjustment to Shares. Subject to any required action by shareholders of the company, the number of shares of common stock covered by each outstanding award shall be proportionately adjusted for any increase or decrease in the number of issued shares resulting from a subdivision or consolidation of shares, including, but not limited to, a stock split, reverse stock split, recapitalization, continuation or reclassification, or the payment of a stock dividend (but only on the stock) or any other increase or decrease in the number of such shares effected without receipt of consideration by the company.

Change-in-Control Provisions. The compensation committee may, in its sole discretion, at the time an award is granted or at any time prior to, coincident with or after the time of a change in control, cause any award either (i) to be cancelled in consideration of a payment in cash or other consideration in amount per share equal to the excess, if any, of the price or implied price per share of common stock in the change in control over the per share exercise, base or purchase price of such award, which may be paid immediately or over the vesting schedule of the award; (ii) to be assumed, or new rights substituted therefore, by the surviving corporation or a parent or subsidiary of such surviving corporation following such change in control; (iii) accelerate any time periods, or waive any other conditions, relating to the vesting, exercise, payment or distribution of an award so that any award to a holder whose employment has been terminated as a result of a change in control may be vested, exercised, paid or distributed in full on or before a date fixed by the compensation committee; (iv) to be purchased from a holder whose employment has been terminated as a result of a change of control, upon the holder’s request, for an amount of cash equal to the amount that could have been obtained upon the exercise, payment or distribution of such rights had such award been currently exercisable or payable; or (v) terminate any then outstanding award or make any other adjustment to the awards then outstanding as the compensation committee deems necessary or appropriate to reflect such transaction or change. The number of shares subject to any award shall be rounded to the nearest whole number.

Transferability. No award may be assigned, transferred, sold, exchanged, encumbered, pledged or otherwise hypothecated or disposed of by a holder except by will or by the laws of descent and distribution, or by gift to any immediate family member of the holder, subject to compliance with applicable laws.

Amendment and Termination. The compensation committee may adopt, amend and rescind rules relating to the administration of the Equity Incentive Plan, and amend, suspend or terminate the Equity Incentive Plan, but no such amendment or termination will be made that materially and adversely impairs the rights of any participant with respect to any award received thereby under the Equity Incentive Plan without the participant’s consent, other than amendments that are necessary to permit the granting of awards in compliance with applicable laws. In addition, no amendment that results (directly or indirectly ) in the reduction of the exercise price of an option or SAR or that otherwise requires shareholder approval under applicable law will be made without shareholder approval.

Determining Fair Value under ASC 718

The Company records stock-based compensation expense associated with stock options, SAR’s and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under the plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding. The Company estimates the volatility of its common stock based on the historical volatility of publicly traded peer companies over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton valuation model and adjusts stock-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed. The Company recorded stock-based compensation of $715,727 and $546,460 for the years ended December 31, 2023 and 2022, respectively.

Stock Incentive Plans Activity (Excluding SAR)

As of December 31, 2023, there are 4,664,589 options outstanding under various stock option plans to acquire common stock at an average exercise price of $0.55 per share. As of December 31, 2023, there is $635,351 of total unrecognized stock-based compensation related to employee granted stock options that are not vested.

During the year ended December 31, 2023, the Company issued stock option grants to employees for 502,522 shares at an average exercise price of $1.67 per share. During the year ended December 31, 2022, the Company issued stock option grants to employees for 492,695 shares at an average exercise price of $1.64 per share. During the year ended December 31, 2022, stock option grants to employees for 143,581 shares at an exercise price of $1.00 per share were forfeited. The stock option grants vest over various terms and expire in five to ten years. Activity in the stock incentive plans for the years ended December 31, 2023 and 2022 was as follows:

	Options	Weighted Average	Potential
	Shares	Exercise Price	Proceeds
Outstanding as of December 31, 2021	3,812,953	$0.26	$982,326
Granted	492,695	1.64	808,020
Forfeitures	(143,581)	(1.00)	(81,668)
Outstanding as of December 31, 2022	4,162,067	0.411	1,708,677
Granted	502,522	1.67	837,087
Exercised	-	-	-
Forfeitures	-	-	-
Outstanding as of December 31, 2023	4,664,589	$0.55	$2,545,765

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2023:

						Weighted
						Average
		Weighted			Weighted	Remaining Life
Range of	Number	Average Remaining Life	Weighted Average	Number	Average Exercise Price	In Years - Vested
Exercise Prices	Outstanding	In Years	Exercise Price	Exercisable	Exercisable	and Exercisable
$0.12	2,646,410	4.38	$0.12	2,646,410	$0.12	4.38
0.57	1,022,963	4.47	0.57	1,022,963	0.57	4.47
1.64	945,403	9.08	1.64	386,806	1.64	9.08
1.90	49,813	3.98	1.90	-	1.90	3.98
	4,664,589	5.35	$0.55	4,056,179	$0.38	5.35

The significant weighted-average assumptions relating to the valuation of the Company’s stock option grants for the years ended December 31, 2023 and 2022 were as follows:

Assumptions	12/31/2023	12/31/2022
Estimated stock price	1.89	1.64
Exercise price	1.64	1.64
Dividend yield	0%	0%
Expected life	5-10 years	5 years
Expected volatility	39%	70%
Risk free interest rate	0.00%	4.06%

There were stock incentive plan awards outstanding at December 31, 2023  totaling 4,664,589 shares with an aggregate intrinsic value of $5,394,000.

There were no SAR grants in 2023.

Warrants to Purchase Common Stock

See Note 14 for Public Warrants and Private Warrants assumed after the Merger.

On May 8, 2023, the Company issued equity classified warrants to purchase common to Victor Huang and Derek Xu for 1,344,951 shares to each of the founders. The warrants were valued at $2,136,115 based on the exercise price of $1.77, the fair market stock price of $1.89, a five year term, a volatility of 39.4% and interest risk-free rate of 3.41%. The warrants were recorded as stock-based compensation expense and as additional paid in capital. All warrants are fully vested as they were issued for services performed and.

In connection with the convertible notes transaction, the Company issued warrants to purchase 53,800 shares of common stock with an exercise price of $6.50 upon the conclusion of the BYTE merger. The warrants were initially valued using a Black-Scholes Model at $15,418 based on the exercise price of $13.18, stock price per share of $1.77, a five-year expected term, volatility of 39.4% and risk-free rate of 3.41%. The warrants are classified as a liability, included in accrued expenses in the consolidated balance sheet. There was no significant change in fair value of these warrants during the year ended December 31, 2023.

Unvested Earnout Shares

A portion of the earnout shares may be issued to individuals with unvested equity awards. While the payout of these shares requires the achievement of the Earn-out Milestones, the individuals must complete the remaining service period associated with these unvested equity awards to be eligible to receive the earnout shares. As a result, these unvested earn-out shares are equity-classified awards and have an aggregated grant date fair value of $2,675,223 (or $5.96 per share). During the year ended December 31, 2023, the Company stock-based compensation expense for the vesting of earnout shares was immaterial. As of December 31, 2023, unrecognized compensation cost related to unvested earnout shares totaled $2,675,223. The weighted average period over which this remaining compensation cost is expected to be recognized is five years.